Supplemental Cash Flow Information - Schedule of supplemental cash flow information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Supplemental cash flow [abstract]
Interest received on cash deposits	$ 10,806	$ 0
Interest paid	$ 149	$ 136